CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

NOTE 6 – CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash assets, bank deposits and financial investments The balance of this line item, as recorded in the cash flow statement, can be reconciled to the corresponding balance sheet items, as demonstrated below:

	12/31/2023	12/31/2022
Cash and Banks	51,270	59,439
Financial Investments	12,995,101	10,679,687
	13,046,371	10,739,126

The financial investments consist of Bank Deposit Certificates (CDB) and fixed income funds, substantially remunerated by the CDI.

On December 31, 2023, the amount of resources available underwent variations as a consequence of the funding carried out during the current year. For more information, see note 23.

Accounting Policy

Cash comprises cash and available bank deposits.

Cash equivalents are financial investments when they have a maturity of up to 90 days, from the date of acquisition , of high liquidity, that are readily convertible into amounts known as cash and that are subject to an insignificant risk of change in value.

Balances of bank deposits and short-term financial investments with restrictions that prevent the use of these amounts are not classified under Cash and Cash Equivalents.